Financial risk management - Foreign currency denominated financial assets and liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	₩ 137,073,765	₩ 117,959,050
Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	24,071,164	21,672,763
Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	40,862	35,450
Loans at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	122,218	323,562
Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	64,308,431	60,913,887
Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	10,729,148	8,404,286
Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,207,738	1,905,084
Financial assets at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	18,319,459	14,245,024
Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,037,603	2,339,195
Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	16,237,142	8,119,799
Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	127,088,134	109,510,982
Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	73,887,124	65,731,420
Financial liabilities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,522,071	600,175
Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	867,237	1,626,146
Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	15,950,616	12,711,220
Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	18,111,360	18,725,149
Financial liabilities designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	790,960	804,637
Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	15,958,766	9,312,235
Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	9,985,631	8,448,068
Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	681,050	1,186,487
Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	10,666,681	9,634,555
USD | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	72,598,349	62,999,040
USD | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	14,268,193	12,337,661
USD | Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	40,862	35,450
USD | Loans at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	108,450	275,434
USD | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	25,860,570	25,948,190
USD | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,324,763	6,687,351
USD | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	815,479	1,568,025
USD | Financial assets at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	13,004,888	10,334,842
USD | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	368,841	340,153
USD | Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	9,806,303	5,471,934
USD | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	70,396,581	62,695,847
USD | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	31,663,691	28,517,193
USD | Financial liabilities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		3,117
USD | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	641,622	1,513,732
USD | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	11,990,792	9,498,518
USD | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	13,715,798	15,926,430
USD | Financial liabilities designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	790,960	804,324
USD | Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	11,593,718	6,432,533
USD | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,201,768	303,193
USD | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,736,104	2,433,296
USD | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,937,872	2,736,489
JPY | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	21,073,667	18,099,807
JPY | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,024,755	2,952,548
JPY | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	14,457,433	13,073,162
JPY | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	137,035	133,864
JPY | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,217	4,578
JPY | Financial assets at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	312,632	171,177
JPY | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	432,333	500,269
JPY | Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,707,262	1,264,209
JPY | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	20,600,538	18,199,083
JPY | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	18,053,711	15,642,126
JPY | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,000	5,297
JPY | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,253,386	1,446,603
JPY | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	426,698	168,566
JPY | Financial liabilities designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		313
JPY | Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	861,743	936,178
JPY | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	473,129	(99,276)
JPY | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	425,121	1,085,962
JPY | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	898,250	986,686
EUR | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,367,871	3,927,891
EUR | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	193,635	263,878
EUR | Loans at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	9,635	28,229
EUR | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,117,346	1,832,150
EUR | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,012,815	852,382
EUR | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	304,637	232,197
EUR | Financial assets at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	944,285	521,289
EUR | Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,785,518	197,766
EUR | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,709,946	2,517,909
EUR | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,208,668	1,194,240
EUR | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	145,204	50,101
EUR | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	459,326	280,140
EUR | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,985,414	764,365
EUR | Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	911,334	229,063
EUR | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	657,925	1,409,982
EUR | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	275,984	(397,997)
EUR | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	933,909	1,011,985
CNY | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,551,524	6,764,730
CNY | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	615,220	731,304
CNY | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,891,534	4,873,899
CNY | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,750	4,124
CNY | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	881	1,987
CNY | Financial assets at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	743,545	681,404
CNY | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	96,420	117,008
CNY | Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	201,174	355,004
CNY | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,697,019	5,900,548
CNY | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,903,374	5,245,526
CNY | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,077	1,964
CNY | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,388	544
CNY | Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	786,180	652,514
CNY | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	854,505	864,182
CNY | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(1,783)	(379,652)
CNY | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	852,722	484,530
Other | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	30,482,354	26,167,582
Other | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,969,361	5,387,372
Other | Loans at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,133	19,899
Other | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	16,981,548	15,186,486
Other | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,251,785	726,565
Other | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	84,524	98,297
Other | Financial assets at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,314,109	2,536,312
Other | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,140,009	1,381,765
Other | Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,736,885	830,886
Other | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	24,684,050	20,197,595
Other | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	17,057,680	15,132,335
Other | Financial liabilities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,522,071	597,058
Other | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	74,334	55,052
Other | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,240,724	1,485,415
Other | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,983,450	1,865,788
Other | Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,805,791	1,061,947
Other | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,798,304	5,969,987
Other | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(2,754,376)	(1,555,122)
Other | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	₩ 3,043,928	₩ 4,414,865